Share Option - Summary of Share Compensation Expense Recognized (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 7,774	₩ 1,203
Major Share Options Transactions [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	2,073
Events including and after reporting period [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 4,498